SIGNIFICANT ACCOUNTING POLICIES - Schedule of Impairment of Long-Lived Assets Held and Used (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Impaired Long-Lived Assets Held and Used
Carrying value	$ 1,652,710	$ 1,730,648
Golar Winter
Impaired Long-Lived Assets Held and Used
Market value	184,800
Carrying value	225,500
NR Satu
Impaired Long-Lived Assets Held and Used
Market value	151,500
Carrying value	191,100
Golar Maria
Impaired Long-Lived Assets Held and Used
Market value	120,500
Carrying value	194,700
Golar Mazo
Impaired Long-Lived Assets Held and Used
Market value	105,000
Carrying value	141,400
Methane Princess [Member]
Impaired Long-Lived Assets Held and Used
Market value	106,500
Carrying value	$ 111,200